Revenue (Contract Assets and Liabilities) (Details) $ in Millions	6 Months Ended
Feb. 28, 2021 CAD ($)
Contract Assets [Abstract]
Opening balance	$ 172
Increase in contract assets from revenue recognized during the year	81
Contract assets transferred to trade receivables	(81)
Contract terminations transferred to trade receivables	(9)
Ending balance	163
Contract Liabilities [Abstract]
Opening balance	225
Revenue recognized included in contract liabilities at the beginning of the year	(215)
Increase in contract liabilities during the year	211
Ending balance	$ 221